PROPERTY (Tables)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Schedule of property

Property at December 31 In millions	Estimated Useful Lives (Years)	2010	2009
Land	—	$893	$942
Land and waterway improvements	15-25	1,264	1,342
Buildings	5-55	4,442	4,811
Machinery and equipment	3-20	37,224	39,983
Utility and supply lines	5-20	2,229	2,306
Other property	3-30	2,133	2,170
Construction in progress	—	3,463	2,013
Total property		$51,648	$53,567

Schedule of other items related to property

In millions	2010	2009	2008
Depreciation expense	$2,289	$2,291	$2,016
Manufacturing maintenance and repair costs	$1,949	$1,473	$1,622
Capitalized interest	$72	$61	$97